AST COHEN & STEERS REALTY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 99.2%
Common Stocks
Casinos & Gaming — 1.2%
Boyd Gaming Corp.	77,815	$5,118,671
Caesars Entertainment, Inc.*	31,201	2,413,709
		7,532,380
Health Care REITs — 12.3%
Healthcare Trust of America, Inc. (Class A Stock)	327,454	10,262,408
Healthpeak Properties, Inc.	793,546	27,242,434
Ventas, Inc.	39,446	2,436,185
Welltower, Inc.	379,056	36,442,444
		76,383,471
Hotel & Resort REITs — 2.5%
Host Hotels & Resorts, Inc.(a)	780,150	15,158,315
Industrial REITs — 10.5%
Americold Realty Trust(a)	413,294	11,522,637
Duke Realty Corp.	471,038	27,348,466
Prologis, Inc.	161,212	26,032,514
		64,903,617
Office REITs — 2.0%
Highwoods Properties, Inc.	275,626	12,607,133
Real Estate Services — 2.3%
Jones Lang LaSalle, Inc.*	60,646	14,522,291
Residential REITs — 20.2%
Apartment Income REIT Corp.	286,736	15,328,907
Camden Property Trust	91,836	15,263,143
Essex Property Trust, Inc.	61,233	21,154,777
Invitation Homes, Inc.	860,007	34,555,081
Sun Communities, Inc.(a)	81,426	14,273,163
UDR, Inc.	423,610	24,302,506
		124,877,577
Retail REITs — 14.0%
Federal Realty Investment Trust	34,155	4,169,301
Kimco Realty Corp.	448,571	11,079,704
Realty Income Corp.	353,164	24,474,265
Simon Property Group, Inc.	253,556	33,357,827
SITE Centers Corp.	303,919	5,078,487
Spirit Realty Capital, Inc.	183,603	8,449,410
		86,608,994
Specialized REITs — 34.2%
American Tower Corp.	289,045	72,613,885
Crown Castle International Corp.	58,853	10,864,264
Digital Realty Trust, Inc.(a)	175,204	24,843,927
	Shares	Value
Common Stocks (continued)
Specialized REITs (cont’d.)
Equinix, Inc.	16,740	$12,414,719
Extra Space Storage, Inc.	51,286	10,544,401
Public Storage	142,837	55,746,424
SBA Communications Corp.	56,208	19,341,173
Weyerhaeuser Co.	141,734	5,371,719
		211,740,512

Total Long-Term Investments (cost $506,531,546)		614,334,290
Short-Term Investments — 5.7%
Affiliated Mutual Fund — 5.1%
PGIM Institutional Money Market Fund (cost $31,691,035; includes $31,684,801 of cash collateral for securities on loan)(b)(we)	31,722,961	31,694,410
Unaffiliated Fund — 0.6%
Dreyfus Government Cash Management (Institutional Shares)	3,625,411	3,625,411
(cost $3,625,411)

Total Short-Term Investments (cost $35,316,446)		35,319,821

TOTAL INVESTMENTS—104.9% (cost $541,847,992)		649,654,111

Liabilities in excess of other assets — (4.9)%		(30,534,309)

Net Assets — 100.0%		$619,119,802

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,787,411; cash collateral of $31,684,801 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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